Goodwill and Other Intangible Assets - Future Amortization Expense (Details) $ in Millions	Mar. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 4.4
2026	4.6
2027	4.8
2028	4.9
2029	$ 4.6